UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07792

Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.8% (2.4% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A1	$ 3,636,150
	NPFG Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	Baa1	1,080,079
1,040	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Baa1	786,032
11,135	Limestone County Water and Sewer Authority, Alabama, Water Revenue Bonds, Series 2007, 4.500%,	3/17 at 100.00	A+	9,130,923
	12/01/37 – SYNCORA GTY Insured
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005,	3/15 at 100.00	AAA	2,627,400
	5.000%, 3/01/25 – AGM Insured
19,910	Total Alabama			17,260,584
	Arizona – 5.0% (3.2% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA+	2,699,872
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA+	3,243,205
5,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA+	4,751,450
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,218,722
	2005, 14.750%, 7/01/27 – NPFG Insured (UB)
23,665	Total Arizona			22,913,249
	Arkansas – 2.7% (1.7% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AA+	5,967,446
	Series 2004, 5.250%, 6/01/25 – AGM Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – NPFG Insured	11/14 at 100.00	Aa2	2,005,260
2,000	5.000%, 11/01/28 – NPFG Insured	11/14 at 100.00	Aa2	2,018,220
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 –	12/13 at 100.00	Aa2	2,452,001
	AMBAC Insured
12,225	Total Arkansas			12,442,927
	California – 23.2% (14.5% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	4,408,976
	1999A, 0.000%, 10/01/32 – NPFG Insured
20	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	22,878
	Series 2005AC, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured
1,980	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	2,078,980
	Series 2005AC, 5.000%, 12/01/24 – NPFG Insured
1,300	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,226,706
	5.000%, 10/01/33 – NPFG Insured
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	9,929,600
	2011A, 6.000%, 8/15/42 (WI/DD, Settling 2/10/11)
3,175	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 26.19	A+	549,370
	2002B, 0.000%, 8/01/35 – FGIC Insured
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	4/11 at 25.83	Baa1	4,802,616
	Bonds, Series 1999, 0.000%, 1/15/34 – NPFG Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,469,215
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	5,821,270
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,870	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA+	877,404
	11/01/23 – AGM Insured
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	Aa2	6,810,336
	5.000%, 7/01/22 – AMBAC Insured
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	4,047,120
	5.000%, 7/01/24 – FGIC Insured
3,500	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	3,501,050
	5.875%, 12/01/30 (WI/DD, Settling 2/08/11)
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	16,625,549
	5.250%, 2/01/30 (Pre-refunded 8/01/13) – FGIC Insured
1,750	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	1,758,173
	5.000%, 8/15/34 – NPFG Insured (ETM)
8,250	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	7,897,725
	5.000%, 8/15/34 – NPFG Insured
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AA+ (4)	1,575,156
	Bonds, Series 2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	6/11 at 101.00	N/R	737,352
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,681,131
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	717,415
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
3,825	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa1	610,661
26,900	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa1	3,604,600
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A2	2,000,260
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
7,845	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A2	5,778,078
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
5,000	Torrance, California, Certificates of Participation, Refunding Series 2005B, 5.000%, 6/01/24 –	No Opt. Call	AA	4,846,850
	AMBAC Insured
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	12,099,250
	AMBAC Insured (UB)
182,815	Total California			105,477,721
	Colorado – 10.0% (6.3% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	A	1,934,277
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – SYNCORA GTY Insured
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	3,388,418
	Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured
16,095	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	17,768,879
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
125	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	AA+	136,211
	AGM Insured
5,600	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18	12/13 at 100.00	AA+ (4)	6,242,152
	(Pre-refunded 12/01/13) – AGM Insured
12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	Baa1	2,769,000
	NPFG Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series	12/12 at 100.00	AA–	1,321,926
	2002B, 5.000%, 12/01/27 – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AA+ (4)	2,848,475
5,125	5.000%, 12/15/23 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AA+ (4)	5,839,374
2,000	5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AA+ (4)	2,278,780
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	999,930
	FGIC Insured
51,115	Total Colorado			45,527,422
	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Senior Lien, Dedicated Tax Revenue	10/16 at 100.00	AA+	715,818
	Bonds, Series 2007, Residuals 1606, 11.381%, 10/01/30 – AMBAC Insured (IF)
	Florida – 4.4% (2.8% of Total Investments)
1,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA+	1,039,950
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,132,680
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	No Opt. Call	AA+	9,447,500
	5.000%, 7/01/35
5,720	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 –	7/15 at 100.00	AA+	5,474,498
	AGM Insured
20,720	Total Florida			20,094,628
	Georgia – 5.5% (3.4% of Total Investments)
6,250	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA+	5,834,063
	AGM Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	Aa2	1,391,324
	4.000%, 8/01/26
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	A1	4,026,240
	Series 2004, 5.000%, 7/15/24 – NPFG Insured
1,475	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 –	5/14 at 100.00	Aa2	1,516,684
	NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A1	1,795,306
2,580	5.000%, 11/01/22 – NPFG Insured	11/13 at 100.00	A1	2,611,502
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water and Sewerage	1/13 at 100.00	N/R (4)	4,862,790
	Revenue Bonds, Series 2003, 5.000%, 1/01/33 (Pre-refunded 1/01/13) – NPFG Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+	3,014,970
	Medical Center, Series 2002, 5.200%, 10/01/22 – AMBAC Insured
25,115	Total Georgia			25,052,879
	Hawaii – 4.9% (3.1% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 – AGM Insured	7/13 at 100.00	AA+	2,544,884
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian	7/11 at 100.00	Baa1	19,698,796
	Electric Company Inc., Series 2000, 5.700%, 7/01/20 – AMBAC Insured (Alternative Minimum Tax)
22,375	Total Hawaii			22,243,680
	Idaho – 0.0% (0.0% of Total Investments)
210	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	7/11 at 100.00	Aaa	215,006
	7/01/18 – AMBAC Insured (Alternative Minimum Tax)
	Illinois – 6.2% (3.9% of Total Investments)
1,015	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C,	7/11 at 100.00	AA	1,031,930
	5.500%, 1/01/18 – FGIC Insured
8,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AA+	7,694,160
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series 1993A:
1,295	6.125%, 4/01/12 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	1,337,165
5,045	6.250%, 4/01/18 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	6,020,350
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AAA	2,278,049
	1992AA, 6.550%, 6/01/14 – NPFG Insured (ETM)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	3,730,200
	2/01/35 – FGIC Insured
19,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	1,875,637
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	3,892,485
	Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured
125	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 100.00	AA+	126,989
	Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)
46,855	Total Illinois			27,986,965
	Indiana – 4.9% (3.0% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – AGM Insured	8/14 at 100.00	Aaa	2,188,526
2,215	5.000%, 8/01/24 – AGM Insured	8/14 at 100.00	Aaa	2,283,023
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	9,141,300
	5.250%, 12/01/38
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,372,330
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA+	5,133,600
	5.500%, 1/01/38 – AGC Insured
23,050	Total Indiana			22,118,779
	Kansas – 0.3% (0.2% of Total Investments)
1,250	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27 – AGM Insured	9/14 at 101.00	AA+	1,282,063
	Kentucky – 1.1% (0.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	Baa1	1,847,414
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
3,040	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AA+	3,024,435
	Series 2005B, 5.000%, 7/01/25 – AMBAC Insured
9,050	Total Kentucky			4,871,849
	Louisiana – 6.2% (3.9% of Total Investments)
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA+	4,823,900
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
3,940	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	3,944,689
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,010	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	1,024,120
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	2,229,603
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	2,511,675
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,320	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	1,202,494
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	12,347,499
30,245	Total Louisiana			28,083,980
	Maryland – 0.8% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,631,316
	9/01/26 – SYNCORA GTY Insured
2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	Baa1	2,183,250
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
4,360	Total Maryland			3,814,566
	Massachusetts – 3.9% (2.4% of Total Investments)
3,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	3,000,930
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	2,967,750
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
290	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/11 at 101.00	N/R	223,259
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	AA+	3,154,410
	Trust 3091, 13.014%, 8/15/37 – AMBAC Insured (IF)
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,079,678
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,235,440
2,050	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	No Opt. Call	AA+	2,056,929
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
17,325	Total Massachusetts			17,718,396
	Michigan – 0.7% (0.4% of Total Investments)
3,170	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	4/11 at 100.00	AA	3,174,184
	4/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Minnesota – 0.2% (0.1% of Total Investments)
795	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/11 at 100.00	AA+	798,228
	NPFG Insured
	Missouri – 0.5% (0.3% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,053,330
	Bonds, Series 2006, 5.250%, 3/01/25 – NPFG Insured
355	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	6/11 at 100.00	AAA	355,504
	Apartments, Series 1996A, 6.000%, 12/01/16 – AGM Insured (Alternative Minimum Tax)
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/33 –	10/13 at 100.00	A–	708,188
	NPFG Insured
2,105	Total Missouri			2,117,022
	Nebraska – 2.8% (1.8% of Total Investments)
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AA+	1,012,360
	AGM Insured
11,520	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%,	1/16 at 100.00	A1	10,904,716
	1/01/41 – FGIC Insured
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	993,444
	City 2, Series 2006A, 19.388%, 8/01/40 – AMBAC Insured (IF)
13,385	Total Nebraska			12,910,520
	Nevada – 3.7% (2.3% of Total Investments)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	7/11 at 101.00	Baa2	4,696,500
	2000C, 5.950%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)
7,545	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA+	7,009,607
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/24 –	7/14 at 100.00	Aa3	3,243,822
	FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
5,055	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	D	422,851
5,500	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	N/R	1,231,120
26,380	Total Nevada			16,603,900
	New Jersey – 7.0% (4.4% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
1,275	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	1,299,812
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,290,748
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aa2	1,610,934
	Series 2004, 5.000%, 1/15/22 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,475	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,506,491
1,475	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,497,597
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AA+	3,433,576
	10/01/15 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	Aa3	4,634,750
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	Aa3	1,721,200
10,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA+	10,356,200
	AGM Insured
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AA+	3,427,279
	AGM Insured (UB)
59,425	Total New Jersey			31,778,587
	New Mexico – 1.0% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,505,744
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	1,068,291
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa3	2,029,680
	5.000%, 6/15/25 – NPFG Insured
4,465	Total New Mexico			4,603,715
	New York – 11.4% (7.1% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,127,134
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	10,178,900
	2011A, 5.000%, 10/01/41 (WI/DD, Settling 2/16/11)
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	AA+	7,362,434
	2010, 5.500%, 7/01/43 – AGM Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,032,200
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,075,515
	2/15/47 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	10,815,270
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	5,011,250
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	2,308,014
	5/01/33 – NPFG Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	11/14 at 100.00	AA+	5,213,250
	AGM Insured
1,540	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,358,711
	Trust 2364, 16.924%, 11/15/44 – AMBAC Insured (IF)
495	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/11 at 100.00	AA+	495,450
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 –	7/15 at 100.00	AA+	3,828,774
	AGM Insured
52,790	Total New York			51,806,902
	North Carolina – 2.3% (1.5% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 –	7/15 at 100.00	Aa3	1,235,413
	NPFG Insured
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	1,825,710
	2009-43W, 13.245%, 7/01/38 (IF)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 – FGIC Insured	5/14 at 100.00	AA–	2,257,263
2,335	5.000%, 5/01/24 – FGIC Insured	5/14 at 100.00	AA–	2,360,125
2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,006,401
	5/01/21 – AMBAC Insured
10,490	Total North Carolina			10,684,912
	North Dakota – 3.0% (1.9% of Total Investments)
2,970	City of Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%,	11/21 at 100.00	AA–	2,959,397
	11/01/31 (WI/DD, Settling 2/09/11)
10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/11 at 100.00	AA+	10,757,110
	5.600%, 6/01/21 – AGM Insured
13,685	Total North Dakota			13,716,507
	Ohio – 1.6% (1.0% of Total Investments)
7,825	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A1	6,442,949
	AMBAC Insured
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 – AMBAC Insured	12/13 at 100.00	AA+	719,418
8,525	Total Ohio			7,162,367
	Oklahoma – 0.3% (0.2% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,529,985
	7/01/24 – AMBAC Insured
	Oregon – 0.3% (0.2% of Total Investments)
1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	7/11 at 100.00	Baa1	1,520,319
	Apartments, Series 2000, 6.000%, 7/01/33 – NPFG Insured (Alternative Minimum Tax)
	Pennsylvania – 9.2% (5.8% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,027,100
	5.000%, 12/01/23 – NPFG Insured
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A1	4,311,950
	5.000%, 8/01/24 – AMBAC Insured
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA+	1,680,193
	5.000%, 1/01/40 – AGM Insured
1,015	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	998,537
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,235	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A+	5,098,838
	2005A, 5.000%, 5/01/28 – NPFG Insured
4,585	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	4,076,386
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,060,689
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AA+	5,247,041
3,000	5.000%, 9/01/25 – AGM Insured	9/14 at 100.00	AA+	2,979,930
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	2,650,173
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
2,360	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 –	2/11 at 100.00	AAA	2,424,475
	AMBAC Insured (ETM)
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA+	3,853,849
	5.000%, 1/15/25 – AGM Insured (UB)
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa3	1,478,018
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	3,993,648
	District, Series 2003, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – AGM Insured
42,340	Total Pennsylvania			41,880,827
	Puerto Rico – 1.5% (0.9% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	2,490,225
	FGIC Insured
4,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA+	4,395,693
	2010C, 5.125%, 8/01/42 – AGM Insured
7,205	Total Puerto Rico			6,885,918
	South Carolina – 0.4% (0.3% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA+	1,946,867
	2006, 5.000%, 12/01/28 – AGM Insured
	Texas – 11.9% (7.4% of Total Investments)
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – AGM Insured (UB)	7/14 at 100.00	AA+	3,629,394
3,645	5.000%, 7/15/23 – AGM Insured (UB)	7/14 at 100.00	AA+	3,775,054
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32 –	10/17 at 100.00	AAA	8,904,700
	AMBAC Insured (UB)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	4/11 at 100.00	A+	11,891,249
	Series 2001A, 5.500%, 11/01/35 – NPFG Insured (Alternative Minimum Tax)
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	A1	4,596,050
	NPFG Insured
500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	AA+	516,290
	AGM Insured
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AA+	4,565,820
	Corporation, Series 2003B, 5.000%, 5/15/21 – AGM Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	9,496,800
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,234,145
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
85	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/18 –	No Opt. Call	AA+	88,480
	AGM Insured
2,215	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/18	3/12 at 100.00	AA+ (4)	2,320,345
	(Pre-refunded 3/15/12) – AGM Insured
56,056	Total Texas			54,018,327
	Utah – 2.5% (1.6% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A,	7/13 at 100.00	AA+	9,196,324
	5.000%, 7/01/18 – AGM Insured (UB)
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	A+	2,139,273
	5.000%, 12/15/33 – NPFG Insured
10,985	Total Utah			11,335,597
	Vermont – 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen	6/11 at 101.00	Baa1	1,338,097
	Health Care Inc., Series 2000A, 6.000%, 12/01/23 – AMBAC Insured
	Virginia – 2.8% (1.8% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
5,880	5.000%, 6/15/20 – NPFG Insured	6/15 at 100.00	A	6,036,996
5,000	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A	5,064,900
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – AGM Insured	6/14 at 100.00	AA+	1,229,730
500	5.250%, 12/15/23 – AGM Insured	6/14 at 100.00	AA+	531,775
12,530	Total Virginia			12,863,401
	Washington – 7.4% (4.6% of Total Investments)
10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	9,320,800
	Series 2001B, 5.600%, 1/01/36 – NPFG Insured (Alternative Minimum Tax)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aa1 (4)	1,479,860
	2002, 5.000%, 12/01/22 (Pre-refunded 12/01/12) – AGM Insured
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	2,914,830
1,545	Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%, 12/01/19 – NPFG Insured	12/14 at 100.00	AA	1,622,466
3,950	Washington State Health Care Facilities Authority, Revenue Bonds, Swedish Health Services,	5/11 at 100.00	A2	3,949,763
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,200	Washington State, General Obligation Purpose Bonds, Series 2003A, 5.000%, 7/01/20	7/12 at 100.00	AA+ (4)	6,589,236
	(Pre-refunded 7/01/12) – FGIC Insured
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	7,705,747
36,920	Total Washington			33,582,702
	West Virginia – 1.8% (1.1% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	5/11 at 100.00	BBB–	8,011,280
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 – AMBAC Insured
	Wisconsin – 2.5% (1.5% of Total Investments)
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	Aaa	7,438,270
	Project, Series 1996, 6.000%, 11/01/21 – NPFG Insured (Alternative Minimum Tax)
3,775	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	3,802,293
10,775	Total Wisconsin			11,240,563
$ 877,671	Total Long-Term Investments (cost $743,228,603) – 158.2%			719,331,239
	Short-Term Investments – 1.4% (0.9% of Total Investments)
	Colorado – 0.3% (0.2% of Total Investments)
$ 1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	No Opt. Call	A-1+	1,400,000
	Variable Rate Demand Obligations, Tender Option Bond Trust 2906Z, 0.270%, 3/01/16 (6)
	Michigan – 1.1% (0.7% of Total Investments)
5,000	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, Series 2008,	No Opt. Call	A-1	5,000,000
	Variable Rate Demand Obligations, Trust 3030X, 0.360%, 5/01/16 (6)
$ 6,400	Total Short-Term Investments (cost $6,400,000)			6,400,000
	Total Investments (cost $749,628,603) – 159.6%			725,731,239
	Floating Rate Obligations – (12.7)%			(57,980,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.2)% (7)			(219,000,000)
	Other Assets Less Liabilities – 1.3%			5,987,758
	Net Assets Applicable to Common Shares – 100%			$ 454,738,997

Fair Value Measurements

In determining the fair value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$719,331,239	$—	$719,331,239
Short-Term Investments	—	6,400,000	—	6,400,000
Total	$—	$725,731,239	$—	$725,731,239

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $703,117,246.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,097,870
Depreciation	(49,464,788)
Net unrealized appreciation (depreciation) of investments	$(35,366,918)

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.2%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011